Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future benefit payments expected to be paid
2014	$ 438
2015	462
2016	483
2017	583
2018	609
2019 to 2023	$ 4,184